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May 5, 1998



Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Providian Life and Health Insurance Company Separate Account V Advisor's Edge Variable Annuity, Dimensional Variable Annuity and
     PGA Retirement Annuity (33-80958)
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

In lieu of filing the form of prospectuses and statements of additional information for Providian Life and Health Insurance Company Separate Account V (the "Registrant"), Advisor's Edge Variable Annuity, Dimensional Variable Annuity and PGA Retirement Annuity, pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Registrant certifies that:

1. the form of prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in post-effective amendment no. 8 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement; and

2. the text of post-effective amendment no. 8 to the Registrant's registration statement on Form N-4, the most recent amendment to the Registrant's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 1998.

If you have any questions or need additional information, please contact me at
(502) 560-3009.

PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
SEPARATE ACCOUNT V (REGISTRANT)

By:  Providian Life and Health Insurance Company



/s/ Gregory E. Miller-Breetz
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Gregory E. Miller-Breetz, Assistant Secretary